UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

28	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.4%
Alabama — 3.8%
Huntsville, AL, Health Care Authority, TECP	0.190%	10/1/12	$12,300,000	$12,300,000
Huntsville, AL, Health Care Authority, TECP	0.240%	10/3/12	28,470,000	28,470,000
Huntsville, AL, Health Care Authority, TECP	0.190%	11/1/12	19,200,000	19,200,000
Total Alabama				59,970,000
Arizona — 0.6%
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.320%	12/1/39	1,185,000	1,185,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.320%	6/1/31	2,070,000	2,070,000	(a)(b)(c)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.180%	7/1/37	5,350,000	5,350,000	(a)(b)
Total Arizona				8,605,000
California — 7.7%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.170%	10/1/34	1,165,000	1,165,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.150%	8/1/38	7,200,000	7,200,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.210%	10/1/25	2,230,000	2,230,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.230%	5/15/35	1,180,000	1,180,000	(a)(b)
Antelope Valley, CA, Community College District, GO	2.000%	11/30/12	500,000	502,054
Berkeley, CA, Revenue, Berkeley-Albany YMCA, LOC-Wells Fargo Bank N.A.	0.150%	7/1/38	1,000,000	1,000,000	(a)(b)
California Alternative Energy Source Financing Authority, Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo	0.190%	10/1/20	1,000,000	1,000,000	(a)(b)(c)
California Health Facilities Finance Authority Revenue, Kaiser Permanente	0.160%	6/1/41	115,000	115,000	(a)(b)
California Health Facilities Financing Authority Revenue:
Adventist Health System West, LOC-U.S. Bank N.A.	0.180%	9/1/38	1,100,000	1,100,000	(a)(b)
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.160%	7/1/16	220,000	220,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Company	0.170%	7/1/41	1,100,000	1,100,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.170%	7/1/41	1,500,000	1,500,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	29

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC- Wells Fargo Bank N.A.	0.150%	9/1/34	$1,600,000	$1,600,000	(a)(b)
Jserra Catholic High School, LOC-Comercia Bank	0.170%	9/1/34	3,400,000	3,400,000	(a)(b)
California PCFA:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.200%	8/1/19	900,000	900,000	(a)(b)(c)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.200%	5/1/21	4,700,000	4,700,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.200%	10/1/29	965,000	965,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.230%	8/1/41	4,645,000	4,645,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.200%	10/1/38	745,000	745,000	(a)(b)(c)
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.190%	9/1/30	1,050,000	1,050,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.230%	11/1/41	1,000,000	1,000,000	(a)(b)(c)
Zanker Road Resource Management Inc., LOC-Comerica Bank	0.230%	3/1/26	445,000	445,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.230%	10/1/36	1,005,000	1,005,000	(a)(b)(c)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.150%	8/1/20	4,395,000	4,395,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue, Zero Waste Energy Development Co. LLC Project, LOC-Comerica Bank	0.230%	6/1/42	4,475,000	4,475,000	(a)(b)(c)
California State, GO, LOC-Bank of Montreal	0.120%	5/1/33	10,005,000	10,005,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Credit Group	0.150%	4/1/36	300,000	300,000	(a)(b)
Kaiser Permanente	0.160%	8/15/25	300,000	300,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.150%	12/1/37	1,500,000	1,500,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.150%	6/1/27	5,600,000	5,600,000	(a)(b)
California Statewide CDA, MFH Revenue:
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.160%	12/1/42	1,300,000	1,300,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.200%	3/15/32	1,650,000	1,650,000	(a)(b)(c)
Corono-Norca, CA, USD, GO	2.000%	12/31/12	6,900,000	6,939,775

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.150%	7/1/35	$5,600,000	$5,600,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Power System, Barclays Bank PLC	0.160%	7/1/35	700,000	700,000	(a)(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Royal Bank of Canada	0.150%	7/1/35	11,900,000	11,900,000	(a)(b)
Oxnard, CA, School District, GO, TRAN	2.000%	9/30/12	2,200,000	2,202,990
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.200%	2/15/31	19,000,000	19,000,000	(a)(b)(c)
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.190%	11/1/12	4,850,000	4,850,000
San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank	0.160%	1/1/23	300,000	300,000	(a)(b)
Windsor, CA, Multi-Family Revenue, Oakmont Retirement Investors LLC, FNMA, LIQ-FNMA	0.200%	8/1/25	500,000	500,000	(a)(b)(c)
Total California				120,284,819
Colorado — 2.7%
Colorado Educational & Cultural Facilities Authority Revenue:
National Jewish Federation Bond Program, LOC-JPMorgan Chase	0.190%	7/1/36	100,000	100,000	(a)(b)
National Jewish Federation Bond Program, LOC-U.S. Bank N.A.	0.190%	11/1/37	1,000,000	1,000,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.190%	7/1/27	393,000	393,000	(a)(b)
Colorado HFA Revenue:
Multi-Family, SPA-FHLB	0.180%	4/1/43	7,270,000	7,270,000	(a)(b)(c)
Multi-Family, SPA-FHLB	0.180%	4/1/45	10,785,000	10,785,000	(a)(b)(c)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.320%	7/1/28	1,220,000	1,220,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.180%	10/1/21	5,585,000	5,585,000	(a)(b)(c)
Colorado State Educational & Cultural Facilities Authority Revenue, National Jewish Federation, LOC-JPMorgan Chase	0.190%	12/1/37	3,460,000	3,460,000	(a)(b)
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.190%	12/1/29	1,900,000	1,900,000	(a)(b)
Englewood, CO, MFH Revenue, Marks West Apartments LLC, LIQ-FHLMC	0.180%	12/1/26	200,000	200,000	(a)(b)
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.320%	6/1/33	3,430,000	3,430,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	31

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	$2,690,000	$2,690,000	(a)(b)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.150%	11/15/41	4,790,000	4,790,000	(a)(b)
Total Colorado				42,823,000
Connecticut — 1.3%
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.180%	7/1/37	100,000	100,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.160%	7/1/30	2,800,000	2,800,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Bank of NY Mellon	0.160%	7/1/38	465,000	465,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.160%	7/1/30	900,000	900,000	(a)(b)
Yale University	0.150%	7/1/35	1,600,000	1,600,000	(a)(b)
Yale University	0.150%	7/1/36	500,000	500,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program	0.330%	11/15/12	4,585,000	4,585,000	(d)
Housing Mortgage Finance Program, SPA-FHLB	0.200%	5/15/31	1,100,000	1,100,000	(a)(b)(c)
Connecticut State HFA Revenue, Housing Mortgage Finance Program, SPA-Bank of Tokyo-Mitsubishi UFJ	0.160%	11/15/41	1,300,000	1,300,000	(a)(b)
Easton, CT, GO, BAN	1.000%	7/3/13	4,000,000	4,025,647
Greenwich, CT, GO	5.000%	1/15/13	300,000	305,280
Killingly, CT, GO, BAN	1.500%	5/1/13	2,200,000	2,217,888
Salem, CT, GO, BAN	1.000%	7/9/13	650,000	652,199
Total Connecticut				20,551,014
Delaware — 1.1%
Delaware State EDA Revenue, Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.	0.180%	5/15/37	17,300,000	17,300,000	(a)(b)
District of Columbia — 1.0%
District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.320%	1/1/13	1,000,000	1,000,000	(a)(b)(c)
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.200%	11/1/38	3,675,000	3,675,000	(a)(b)
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.170%	12/1/37	1,975,000	1,975,000	(a)(b)
American University, LOC-JPMorgan Chase.	0.190%	10/1/38	2,400,000	2,400,000	(a)(b)

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.170%	11/1/37	$4,885,000	$4,885,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.160%	2/1/48	1,200,000	1,200,000	(a)(b)
Total District of Columbia				15,135,000
Florida — 5.3%
Brevard County, FL, IDR, Pivotal Utility Holdings Inc., LOC-Bank of Tokyo-Mitsubishi UFJ	0.160%	10/1/24	20,000,000	20,000,000	(a)(b)(c)
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.200%	6/1/48	5,300,000	5,300,000	(a)(b)(c)
Florida State Board of Education Public Education, GO:
Capital Outlay	3.000%	6/1/13	2,000,000	2,041,768
Capital Outlay	5.000%	6/1/13	600,000	621,230
Capital Outlay	5.000%	6/1/13	400,000	414,216
Florida State, GO, Department of Transportation, Right of Way	5.250%	7/1/13	1,000,000	1,041,630
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/12	1,000,000	1,003,973	(c)(e)
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.170%	6/1/48	3,700,000	3,700,000	(a)(b)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.210%	7/1/30	12,200,000	12,200,000	(a)(b)
Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Methodist Medical Center, TD Bank N.A.	0.180%	10/1/15	3,100,000	3,100,000	(a)(b)
Marion County, FL, HFA Revenue, Paddock Apartments, FNMA, LIQ-FNMA	0.180%	10/15/32	1,180,000	1,180,000	(a)(b)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.220%	8/1/18	6,500,000	6,500,000	(a)(b)(c)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.150%	6/1/25	3,500,000	3,500,000	(a)(b)
Orlando, FL, Capital Improvement Special Revenue	5.000%	10/1/12	1,425,000	1,430,562
Orlando, FL, Utilities Commission, Utility System Revenue	3.000%	10/1/12	800,000	801,810
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/12	600,000	602,342
Palm Beach County, FL, Revenue, Palm Beach Day Academy Project, LOC-Wells Fargo Bank N.A.	0.170%	1/1/37	6,400,000	6,400,000	(a)(b)
Polk County, FL, School Board COP, Master Lease Program, LOC-Wells Fargo Bank N.A.	0.210%	1/1/28	2,300,000	2,300,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	33

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.180%	7/1/37	$9,770,000	$9,770,000	(a)(b)
Total Florida				81,907,531
Georgia — 6.6%
Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.230%	1/1/27	3,070,000	3,070,000	(a)(b)(c)
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.180%	10/1/35	8,250,000	8,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.320%	4/1/32	4,300,000	4,300,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.190%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.220%	12/1/27	3,500,000	3,500,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue, Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.140%	8/1/22	4,865,000	4,865,000	(a)(b)
Fulton County, GA, Development Authority Revenue:
Doris & Weber School Project, LOC-Branch Banking & Trust	0.160%	12/1/30	1,870,000	1,870,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.140%	9/1/35	3,325,000	3,325,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, TD Bank N.A.	0.150%	11/15/33	2,295,000	2,295,000	(a)(b)
Georgia State Road & Tollway Authority Revenue	4.000%	3/1/13	400,000	407,470
Georgia State, GO	5.000%	7/1/13	950,000	987,565
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.230%	11/1/20	7,945,000	7,945,000	(a)(b)(c)
Gwinnett County, GA, Hospital Authority Revenue, Gwinnett Hospital System Inc., LOC-FHLB & SunTrust Bank	0.140%	7/1/36	4,325,000	4,325,000	(a)(b)
Gwinnett County, GA, Water & Sewerage Authority Revenue	4.750%	8/1/13	1,000,000	1,041,355
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.230%	1/1/18	5,350,000	5,350,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.180%	4/1/37	4,800,000	4,800,000	(a)(b)(c)

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.200%	7/1/25	$12,650,000	$12,650,000	(a)(b)
Municipal Electric Authority of Georgia, BK Tokyo- Mitsubishi VFJ	0.160%	1/1/48	20,300,000	20,300,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.160%	5/1/32	780,000	780,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.230%	8/1/21	5,375,000	5,375,000	(a)(b)(c)
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.160%	11/1/23	1,000,000	1,000,000	(a)(b)
Total Georgia				103,296,390
Illinois — 7.8%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.210%	1/1/27	2,425,000	2,425,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.190%	1/1/35	5,540,000	5,540,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.290%	10/1/34	2,520,000	2,520,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.190%	1/1/19	20,175,000	20,175,000	(a)(b)
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.200%	11/1/30	27,000,000	27,000,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.190%	2/1/35	995,000	995,000	(a)(b)
Illinois Development Finance Authority Revenue:
Evanston Northwestern Healthcare, SPA-JPMorgan Chase	0.190%	5/1/31	8,000,000	8,000,000	(a)(b)
Evanston Northwestern, SPA-JPMorgan Chase	0.180%	5/1/31	4,000,000	4,000,000	(a)(b)
Illinois Finance Authority Revenue:
Dominican University, LOC-JPMorgan Chase	0.180%	3/1/36	7,500,000	7,500,000	(a)(b)
Lake Forest Country Day School, LOC-Northern Trust Co.	0.170%	7/1/35	4,000,000	4,000,000	(a)(b)
Little Co. of Mary Hospital, LOC-JPMorgan Chase	0.180%	8/15/35	4,600,000	4,600,000	(a)(b)
Provena Health, LOC-JPMorgan Chase	0.180%	8/15/44	10,800,000	10,800,000	(a)(b)
Provena Health, LOC-JPMorgan Chase	0.180%	8/15/44	7,700,000	7,700,000	(a)(b)
University of Chicago Medical Center, LOC-JPMorgan Chase	0.180%	8/1/43	2,500,000	2,500,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	35

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.190%	10/1/39	$3,180,000	$3,180,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.300%	12/1/35	3,730,000	3,730,000	(a)(b)(c)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	2.000%	6/15/13	1,275,000	1,292,172
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.180%	6/1/36	160,000	160,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.270%	10/15/28	2,900,000	2,900,000	(a)(b)(c)
Romeoville, IL, Revenue, Lewis University, LOC-JPMorgan Chase	0.210%	10/1/36	2,400,000	2,400,000	(a)(b)
Total Illinois				121,417,172
Indiana — 6.8%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.480%	2/5/13	11,830,000	11,830,000
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.290%	7/1/31	3,110,000	3,110,000	(a)(b)(c)
Indiana State Development Finance Authority, IDR, Republic Services Inc., LOC-JPMorgan Chase	0.180%	11/1/35	13,300,000	13,300,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.190%	2/1/35	11,500,000	11,500,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.180%	2/1/37	500,000	500,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.180%	2/1/39	5,800,000	5,800,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.170%	10/1/40	13,920,000	13,920,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.150%	4/15/39	300,000	300,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.150%	3/1/40	45,900,000	45,900,000	(a)(b)
Total Indiana				106,160,000
Iowa — 1.2%
Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.210%	12/1/21	100,000	100,000	(a)(b)
Iowa Finance Authority, MFH Revenue, SPA-Wells Fargo Bank	0.210%	8/1/37	9,070,000	9,070,000	(a)(b)(c)
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.180%	2/15/35	300,000	300,000	(a)(b)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.320%	6/1/32	1,905,000	1,905,000	(a)(b)(c)

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Iowa — continued
Iowa Finance Authority, MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.200%	5/1/42	$7,000,000	$7,000,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue, Private College, University of Dubuque, LOC-Northern Trust Co.	0.200%	4/1/35	320,000	320,000	(a)(b)
Total Iowa				18,695,000
Kansas — 0.6%
Sedgwick County, KS, USD No. 259, GO	5.000%	10/1/12	1,000,000	1,003,873
Topeka, KS, GO, Notes	1.000%	10/1/13	8,405,000	8,437,107	(f)
Total Kansas				9,440,980
Kentucky — 2.7%
Berea, KY, Educational Facilities Revenue, Berea College Project	0.190%	6/1/32	1,200,000	1,200,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.230%	5/1/27	5,620,000	5,620,000	(a)(b)(c)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.150%	4/1/36	3,080,000	3,080,000	(a)(b)
Breckinridge County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank	0.180%	2/1/32	700,000	700,000	(a)(b)
Carroll County, KY, Solid Waste Disposal Revenue, North American Stainless Project, LOC-PNC Bank N.A.	0.200%	1/1/31	8,300,000	8,300,000	(a)(b)(c)
Christian County, KY, Association of Counties Leasing Trust, Lease Program, LOC-U.S. Bank N.A	0.180%	4/1/37	7,190,000	7,190,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.140%	8/15/38	3,700,000	3,700,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.160%	3/1/36	7,075,000	7,075,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.180%	12/1/38	2,590,000	2,590,000	(a)(b)
Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.180%	6/1/30	675,000	675,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.160%	7/1/38	1,635,000	1,635,000	(a)(b)
Total Kentucky				41,765,000
Louisiana — 1.3%
Louisiana PFA Revenue:
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.200%	10/1/33	5,300,000	5,300,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.170%	9/2/33	2,460,000	2,460,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	37

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.170%	9/2/39	$2,615,000	$2,615,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.160%	12/1/40	10,000,000	10,000,000	(a)(b)
Total Louisiana				20,375,000
Maine — 0.4%
Maine State Municipal Bond Bank Revenue	3.000%	11/1/12	250,000	251,114
Maine State Turnpike Authority Revenue, AMBAC	5.000%	7/1/13	6,400,000	6,652,818	(e)
Total Maine				6,903,932
Maryland — 1.5%
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.200%	7/1/26	2,650,000	2,650,000	(a)(b)
Maryland State EDC Revenue, Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.210%	4/1/26	6,015,000	6,015,000	(a)(b)(c)
Maryland State Health & Higher EFA Revenue:
Howard County General Hospital, LOC-PNC Bank N.A.	0.150%	7/1/46	2,600,000	2,600,000	(a)(b)
University of Maryland Medical System, LOC-TD Bank N.A.	0.180%	7/1/41	3,800,000	3,800,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue:
Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.160%	7/1/36	1,875,000	1,875,000	(a)(b)
Housing Development, GNMA, FNMA, FHLMC, LOC-TD Bank N.A.	0.160%	1/1/49	6,970,000	6,970,000	(a)(b)
Total Maryland				23,910,000
Massachusetts — 1.1%
Lawrence, MA, GO:
BAN	1.500%	9/1/12	3,000,000	3,000,000
BAN	1.250%	9/1/13	2,000,000	2,011,020	(f)
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, SPA-Barclays Bank PLC	0.160%	1/1/39	3,100,000	3,100,000	(a)(b)
Massachusetts State DFA Revenue, Wentworth Institute of Technology, LOC-JPMorgan Chase	0.170%	10/1/33	965,000	965,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-FHLMC	0.190%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., LOC-JPMorgan Chase	0.180%	7/1/44	790,000	790,000	(a)(b)
Children’s Hospital Corp., LOC-JPMorgan Chase	0.180%	10/1/49	1,000,000	1,000,000	(a)(b)

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Harvard University	0.150%	11/1/49	$1,700,000	$1,700,000	(a)(b)
Pool Loan Program, LOC-TD Bank N.A.	0.190%	2/1/38	235,000	235,000	(a)(b)
Massachusetts State, GO, Consolidated Loan, SPA-JPMorgan Chase	0.180%	3/1/26	100,000	100,000	(a)(b)
Westfield, MA, GO, BAN	1.250%	10/12/12	800,000	800,717
Total Massachusetts				16,301,737
Michigan — 0.8%
Michigan State Housing Development Authority, SPA-Barclays Bank PLC	0.160%	12/1/35	4,000,000	4,000,000	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.170%	1/1/26	3,000,000	3,000,000	(a)(b)
University of Michigan, SPA-Northern Trust Co.	0.170%	4/1/42	4,900,000	4,900,000	(a)(b)
Total Michigan				11,900,000
Minnesota — 0.2%
Metropolitan Council, Minneapolis-St. Paul Metropolitan Area, GO, Park	2.000%	3/1/13	2,400,000	2,421,422
Missouri — 2.2%
Curators of the University of Missouri, System Facilities Revenue	5.000%	11/1/12	1,200,000	1,209,489
Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.220%	4/1/27	4,900,000	4,900,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.170%	5/15/34	5,000,000	5,000,000	(a)(b)
Washington University, SPA-Wells Fargo Bank N.A.	0.180%	2/15/34	650,000	650,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue:
Drury University, LOC-PNC Bank N.A.	0.190%	10/15/41	8,400,000	8,400,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.180%	10/1/35	300,000	300,000	(a)(b)
Missouri State HEFA, Washington University, SPA-JPMorgan Chase	0.160%	2/15/33	100,000	100,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.220%	9/1/26	1,865,000	1,865,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.290%	12/1/29	4,510,000	4,510,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA NA	0.390%	12/1/28	7,110,000	7,110,000	(a)(b)(c)
Total Missouri				34,044,489
Nevada — 0.6%
Clark County, NV, Airport Revenue, LOC-Royal Bank of Canada	0.190%	7/1/22	10,000,000	10,000,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	39

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 0.4%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.160%	12/1/36	$1,900,000	$1,900,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.200%	7/1/33	4,000,000	4,000,000	(a)(b)
Total New Hampshire				5,900,000
New Jersey — 7.6%
Bergen County, NJ, GO	3.250%	11/1/12	500,000	502,440
Bergen County, NJ, GO, County College	1.000%	6/15/13	400,000	401,877
Bergen County, NJ, Improvement Authority, Governmental Loan Revenue, County GTD	4.000%	2/15/13	500,000	508,467
Clifton, NJ, GO, BAN	1.000%	10/25/12	2,768,000	2,769,421
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Bank N.A.	0.160%	1/1/26	25,000,000	25,000,000	(a)(b)
Fair Lawn, NJ, GO, BAN	1.000%	9/21/12	4,400,000	4,401,340
Franklin Lakes, NJ, GO, BAN	1.000%	10/26/12	2,380,625	2,382,620
Garfield, NJ, GO, BAN	1.250%	12/7/12	3,500,000	3,503,488
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	1,900,000	1,912,851
Hudson County, NJ, Improvement Authority Revenue, BAN	1.500%	8/7/13	7,300,000	7,353,992
Middlesex County, NJ, Improvement Authority Revenue, North Brunswick Township Project, NATL, FGIC	5.000%	10/1/12	700,000	702,732
Monmouth County, NJ, Improvement Authority Lease Revenue, Capital Equipment Pooled	2.000%	10/1/12	640,000	640,907
Montclair Township, NJ, GO:
Notes	1.250%	12/14/12	8,855,973	8,866,445
Tax Notes	1.250%	12/14/12	3,606,110	3,610,370
Temporary Notes	1.250%	12/14/12	5,630,000	5,636,657
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.150%	10/1/22	4,600,000	4,600,000	(a)(b)
New Jersey Health Care Facilities Financing Authority Revenue:
Underwood Memorial Hospital Inc., LOC-TD Bank N.A.	0.150%	7/1/33	13,570,000	13,570,000	(a)(b)
Virtua Health Inc., LOC-TD Bank N.A.	0.150%	7/1/43	300,000	300,000	(a)(b)
New Jersey State EFA Revenue, Princeton Theological Seminary	3.000%	7/1/13	325,000	332,457
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Health Care Corp., LOC-TD Bank N.A.	0.150%	7/1/32	965,000	965,000	(a)(b)

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Ocean County, NJ, GO, General Improvement	2.000%	6/1/13	$750,000	$759,897
River Vale, NJ, GO, BAN	1.000%	1/11/13	12,400,000	12,418,661
South Orange Village Township, NJ, GO:
BAN	2.000%	9/7/12	2,515,000	2,515,553
BAN	1.500%	1/30/13	5,000,000	5,018,800	(f)
BAN	2.000%	1/30/13	3,950,000	3,974,365
Stafford Township, NJ, GO	2.000%	1/15/13	200,000	200,924
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Project Notes	1.500%	2/15/13	1,700,000	1,707,718
Upper Saddle River, NJ, GO, BAN	1.000%	2/22/13	1,237,000	1,240,784
Verona Township, NJ, GO, BAN	1.000%	12/14/12	3,300,000	3,304,285
Total New Jersey				119,102,051
New York — 8.1%
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	3,655,800	3,659,423
Brookhaven, NY, GO, BAN	1.000%	9/28/12	24,200,000	24,209,944
Carmel, NY, GO, BAN	1.000%	10/12/12	2,400,000	2,401,122
Columbia County, NY, GO, BAN	1.000%	5/14/13	4,085,000	4,098,042
Erie County, NY, Industrial Development Agency, School Facility Revenue, School District Buffalo Project	5.000%	5/1/13	690,000	711,816
Harborfields, NY, CSD, GO, Greenlawn TAN	1.000%	6/21/13	11,200,000	11,264,512	(f)
Islip, NY, GO, BAN	1.000%	12/14/12	1,300,000	1,301,688
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.150%	12/1/29	4,700,000	4,700,000	(a)(b)
Nassau, NY, Health Care Corp. Revenue, Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.180%	8/1/29	33,175,000	33,175,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, College of Mount St. Vincent, Radian, TD Bank N.A.	0.150%	6/1/36	800,000	800,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.180%	11/1/22	700,000	700,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.150%	4/1/29	1,600,000	1,600,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.150%	4/1/44	5,500,000	5,500,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.150%	7/1/38	2,690,000	2,690,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	41

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.160%	7/1/31	$300,000	$300,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.150%	7/1/28	2,820,000	2,820,000	(a)(b)
New York State Housing Finance Agency, Affordable Housing Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.150%	5/1/45	10,700,000	10,700,000	(a)(b)
New York, NY, GO, LOC-Bank of Tokyo-Mitsubishi UFJ	0.180%	4/1/42	1,000,000	1,000,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	650,000	652,740
Orchard Park Town, NY, GO, BAN	1.000%	10/25/12	3,700,000	3,702,495
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	6,700,000	6,700,419
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.150%	4/1/26	500,000	500,000	(a)(b)
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/21/13	3,000,000	3,015,834
Total New York				126,203,035
North Carolina — 4.1%
Asheville, NC, Limited Obligation	3.000%	4/1/13	400,000	406,018
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.160%	2/1/26	4,610,000	4,610,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.160%	5/1/24	3,255,000	3,255,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust	0.160%	5/1/30	1,075,000	1,075,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.160%	4/1/29	3,090,000	3,090,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.170%	7/1/31	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.160%	6/1/37	2,500,000	2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.150%	12/1/36	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.160%	11/1/38	5,000,000	5,000,000	(a)(b)

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.160%	12/1/31	$2,590,000	$2,590,000	(a)(b)
North Carolina State, GO, Public Improvement	5.250%	3/1/13	300,000	307,461
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.160%	3/1/35	8,000,000	8,000,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.160%	2/1/34	30,100,000	30,100,000	(a)(b)
Raleigh, NC, GO	4.000%	12/1/12	1,300,000	1,312,142
Total North Carolina				64,245,621
North Dakota — 1.0%
North Dakota State Building Authority Revenue, Facilities Improvement	3.000%	12/1/12	3,000,000	3,020,539
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.180%	7/1/24	13,100,000	13,100,000	(a)(b)(c)
Total North Dakota				16,120,539
Ohio — 1.2%
Columbus, OH, GO	5.000%	7/1/13	1,000,000	1,039,553
Marysville, OH, GO, BAN- Wastewater Treatment System	1.500%	5/30/13	1,200,000	1,207,540
Montgomery County, OH, Revenue:
Miami Valley Hospital, JPMorgan Chase	0.180%	11/15/45	200,000	200,000	(a)(b)
Miami Valley Hospital, SPA-JPMorgan Chase	0.180%	11/15/45	2,000,000	2,000,000	(a)(b)
Ohio State Higher Educational Facilities Revenue, Xavier University Project, LOC-U.S. Bank N.A.	0.150%	11/1/30	8,770,000	8,770,000	(a)(b)
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, LOC-US Bank N.A.	0.190%	12/1/44	4,000,000	4,000,000	(a)(b)
Ohio State University Revenue	5.000%	12/1/12	1,145,000	1,158,565
Total Ohio				18,375,658
Oregon — 1.4%
Deschutes County, OR, Administrative School District No. 1, GO, AGM, School Board Guaranty	5.000%	6/15/13	1,455,000	1,509,215
Multnomah County, OR, Hospital Facilities Authority Revenue, Oregon Baptist Retirement Homes, LOC-U.S. Bank N.A.	0.150%	11/1/34	3,270,000	3,270,000	(a)(b)
Oregon State Department of Transportation, Highway User Tax Revenue	5.000%	11/15/12	320,000	323,073
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.180%	6/1/40	8,120,000	8,120,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	43

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Veterans Welfare, SPA-U.S. Bank N.A.	0.180%	6/1/41	$3,100,000	$3,100,000	(a)(b)
Tri-County, OR, Metropolitan Transportation District Revenue	1.000%	9/1/13	1,400,000	1,410,025
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.320%	9/1/27	4,540,000	4,540,000	(a)(b)(c)
Total Oregon				22,272,313
Pennsylvania — 7.4%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.180%	12/1/37	7,500,000	7,500,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.170%	1/1/28	200,000	200,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.170%	9/1/29	5,655,000	5,655,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.270%	12/1/33	4,100,000	4,100,000	(a)(b)
Central Dauphin, PA, School District, GO	3.000%	12/1/12	2,375,000	2,390,487
Delaware County, PA, Authority Hospital Revenue, Crozer-Chester Medical Center, LOC-Wells Fargo Bank N.A.	0.170%	12/15/31	2,840,000	2,840,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government, LOC-U.S. Bank N.A.	0.170%	3/1/24	2,100,000	2,100,000	(a)(b)
Geisinger Authority, PA, Health System Revenue:
Geisinger Health System, SPA-Wells Fargo Bank N.A.	0.140%	5/15/35	100,000	100,000	(a)(b)
Geisinger Health System, SPA-PNC Bank N.A.	0.180%	8/1/22	2,000,000	2,000,000	(a)(b)
Geisinger Health System, SPA-PNC Bank N.A.	0.160%	8/1/28	400,000	400,000	(a)(b)
Governor Mifflin, PA, School District, GO, LOC-PNC Bank N.A.	0.170%	4/1/29	2,615,000	2,615,000	(a)(b)
Greater Latrobe, PA, School Authority Revenue, FGIC	5.000%	4/1/13	715,000	734,009
Lehighton, PA, Area School District, GO	2.000%	11/15/12	955,000	958,402
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.170%	11/1/26	2,200,000	2,200,000	(a)(b)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	1,470,000	1,472,199
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.180%	8/15/24	19,495,000	19,495,000	(a)(b)
Montgomery County, PA, IDA Revenue, Northwestern Human Services Inc., LOC-TD Bank N.A.	0.150%	6/1/33	2,730,000	2,730,000	(a)(b)
Pennsylvania State Higher EFA Revenue:
Drexel University, LOC-JPMorgan Chase	0.150%	11/1/25	900,000	900,000	(a)(b)

See Notes to Financial Statements.

44	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Multi-Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.170%	5/1/37	$14,290,000	$14,290,000	(a)(b)
Philadelphia, PA, Hospitals & Higher EFA Revenue, Children’s Hospital Philadelphia Project, SPA-JPMorgan Chase	0.180%	7/1/41	3,000,000	3,000,000	(a)(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.370%	11/1/38	19,355,000	19,355,000	(a)(b)
Southeastern Pennsylvania Transportation Authority Revenue, LOC-PNC Bank N.A.	0.180%	3/1/22	9,155,000	9,155,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.270%	9/1/24	10,400,000	10,400,000	(a)(b)
University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, Capital Project	5.000%	9/15/12	650,000	651,169
Total Pennsylvania				115,241,266
South Carolina — 1.5%
Beaufort County, SC, GO, BAN	1.500%	5/10/13	1,600,000	1,610,607
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,900,000	1,928,104
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.150%	1/1/34	3,700,000	3,700,000	(a)(b)
Richland County, SC, School District No. 2, GO	2.000%	5/1/13	600,000	606,823
Rock Hill, SC, Utility System Revenue, BAN	2.000%	12/14/12	650,000	652,973
South Carolina Jobs EDA Revenue, Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank N.A.	0.220%	1/1/14	2,000,000	2,000,000	(a)(b)(c)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.200%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.160%	6/1/35	4,350,000	4,350,000	(a)(b)
York County, SC, School District No. 3, GO, Rock Hill School District	5.000%	3/1/13	750,000	767,391
Total South Carolina				22,545,898
Tennessee — 2.2%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.160%	6/1/37	3,900,000	3,900,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.160%	6/1/39	5,365,000	5,365,000	(a)(b)
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, LOC-Branch Banking & Trust	0.160%	6/1/30	18,900,000	18,900,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	45

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue, Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.180%	1/1/30	$4,596,000	$4,596,000	(a)(b)(c)
Murfreesboro, TN, GO	5.000%	6/1/13	1,000,000	1,035,076
Tennessee State School Bond Authority Revenue, Higher Educational Facilities 2nd Program	3.500%	5/1/13	740,000	755,937
Total Tennessee				34,552,013
Texas — 3.5%
Franklin, TX, ISD, GO, PSF	0.750%	2/15/13	1,000,000	1,002,259
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.170%	12/1/24	300,000	300,000	(a)(b)
Methodist Hospital	0.170%	12/1/27	835,000	835,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue:
Texas Medical Center, LOC-JPMorgan Chase	0.180%	9/1/31	2,800,000	2,800,000	(a)(b)
Texas Medical Center, LOC-JPMorgan Chase	0.180%	9/1/31	2,200,000	2,200,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.170%	12/1/41	1,360,000	1,360,000	(a)(b)
Harris County, TX, Revenue, Toll Road, NATL, FGIC	5.000%	8/15/13	645,000	673,911
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.150%	5/15/48	2,700,000	2,700,000	(a)(b)
Judson, TX, ISD, GO, School Building, PSF	5.000%	2/1/13	805,000	820,968
Killeen, TX, ISD, GO, PSF	3.000%	2/15/13	400,000	404,891
Lower Neches Valley Authority, TX, IDC Revenue, Exxon Mobil Project	0.160%	11/1/38	600,000	600,000	(a)(b)
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.200%	8/1/38	1,455,000	1,455,000	(a)(b)
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.220%	1/1/29	4,050,000	4,050,000	(a)(b)(c)
San Antonio, TX, Water Revenue	3.000%	5/15/13	325,000	331,306
Texas State, Mobility Fund, SPA-Depfa Bank PLC	0.190%	4/1/30	920,000	920,000	(a)(b)
University of North Texas, TECP	0.180%	10/5/12	1,700,000	1,700,000
University of North Texas, TECP	0.210%	10/5/12	12,400,000	12,400,000
University of Texas	0.130%	8/1/16	4,755,000	4,755,000	(a)(b)
University of Texas, TX, Revenue, Financing System	0.130%	8/1/39	16,000,000	16,000,000	(a)(b)
Total Texas				55,308,335
Utah — 0.2%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., SPA-JPMorgan Chase	0.180%	5/15/37	3,500,000	3,500,000	(a)(b)

See Notes to Financial Statements.

46	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 2.2%
Lynchburg, VA, IDA Revenue, Central Health, NATL, LOC-Branch Banking & Trust	0.160%	1/1/35	$6,110,000	$6,110,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue:
21st Century College, SPA-Wells Fargo Bank N.A.	0.210%	2/1/26	2,195,000	2,195,000	(a)(b)
21st Century College, SPA-Wells Fargo Bank N.A.	0.210%	2/1/26	2,105,000	2,105,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue:
AMBAC, LOC-Wells Fargo Bank N.A.	0.190%	7/1/30	2,210,000	2,210,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.190%	7/1/37	6,505,000	6,505,000	(a)(b)
Virginia State Commonwealth Transportation Board, Transportation Revenue	2.500%	5/15/13	600,000	609,531
Virginia State Commonwealth University, Health System Authority Revenue, LOC-Branch Banking & Trust	0.200%	7/1/37	14,000,000	14,000,000	(a)(b)
Virginia State Resources Authority, Clean Water Revenue, State Revolving Fund	5.000%	10/1/12	500,000	501,934
Total Virginia				34,236,465
Washington — 0.7%
King County, WA, GO, Limited Tax	3.000%	12/1/12	650,000	654,463
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.210%	11/1/23	1,245,000	1,245,000	(a)(b)(c)
Seattle, WA, GO, Limited Tax Improvement	2.500%	3/1/13	785,000	793,876
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.170%	12/1/38	3,890,000	3,890,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.170%	1/1/27	4,315,000	4,315,000	(a)(b)
Total Washington				10,898,339
West Virginia — 0.2%
West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust	0.160%	6/1/32	2,775,000	2,775,000	(a)(b)
Wisconsin — 1.4%
Kewaunee County, WI, Revenue, NANS	1.500%	4/1/13	2,400,000	2,407,446
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.170%	8/1/27	7,750,000	7,750,000	(a)(b)
Mequon & Thiensville, WI, School District, Transportation	1.000%	9/4/12	3,800,000	3,800,142
Middleton-Cross Plains, WI, Area School District, GO, AGM	4.500%	4/1/13	900,000	922,230
Oak Creek, WI, GO, Promissory Notes	2.000%	5/1/13	3,200,000	3,233,778

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	47

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Wisconsin Housing & EDA, Housing Revenue, AGM, SPA-FHLB	0.280%	5/1/44	$3,850,000	$3,850,000	(a)(b)(c)
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.190%	4/1/35	235,000	235,000	(a)(b)
Total Wisconsin				22,198,596
Total Investments — 100.4% (Cost — $1,566,682,615#)				1,566,682,615
Liabilities in Excess of Other Assets — (0.4)%				(6,121,480)
Total Net Assets — 100.0%				$1,560,561,135

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority

See Notes to Financial Statements.

48	Tax Free Reserves Portfolio 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Tax Free Reserves Portfolio

IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Radian	— Radian Asset Assurance — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

Summary of Investments by Industry* (unaudited)
Health care	17.9%
Education	17.0
General obligation	15.7
Industrial revenue	12.2
Housing: multi-family	8.7
Public facilities	6.4
Transportation	5.0
Water & sewer	4.2
Housing: single family	2.6
Utilities	2.5
Miscellaneous	2.4
Power	1.8
Solid waste/resource recovery	1.5
Finance	1.4
Tax allocation	0.3
Pollution control	0.3
Life care systems	0.1
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2012 and are subject to change.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	49

Tax Free Reserves Portfolio

Ratings table† (unaudited)
Standard & Poor’s/Moody’s/Fitch‡
A-1	46.7%
VMIG 1	31.0
P-1	4.7
MIG 1	3.1
AA/Aa	2.0
F-1	1.9
AAA/Aaa	1.4
SP-1	1.2
A	0.1
NR	7.9
100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Financial Statements.

50	Tax Free Reserves Portfolio 2012 Annual Report

Statement of assets and liabilities

August 31, 2012

Assets:
Investments, at value	$1,566,682,615
Cash	43,958
Receivable for securities sold	18,901,927
Interest receivable	1,953,789
Total Assets	1,587,582,289

Liabilities:
Payable for securities purchased	26,731,439
Investment management fee payable	176,002
Accrued expenses	113,713
Total Liabilities	27,021,154
Total Net Assets	$1,560,561,135

Represented by:
Paid-in Capital	$1,560,561,135

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	51

Statement of operations

For the Year Ended August 31, 2012

Investment Income:
Interest	$5,577,546

Expenses:
Investment management fee (Note 2)	3,135,249
Legal fees	191,326
Fund accounting fees	166,387
Trustees’ fees	35,745
Audit and tax	29,200
Custody fees	17,444
Miscellaneous expenses	43,230
Total Expenses	3,618,581
Less: Fee waivers and/or expense reimbursements (Note 2)	(483,332)
Net Expenses	3,135,249
Net Investment Income	2,442,297
Net Realized Loss on Investments	(10,779)
Increase in Net Assets from Operations	$2,431,518

See Notes to Financial Statements.

52	Tax Free Reserves Portfolio 2012 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2012	2011

Operations:
Net investment income	$2,442,297	$6,364,318
Net realized gain (loss)	(10,779)	19,787
Increase in Net Assets From Operations	2,431,518	6,384,105

Capital Transactions:
Proceeds from contributions	2,185,906,052	4,098,396,436
Value of withdrawals	(3,442,697,328)	(3,943,072,929)
Increase (Decrease) in Net Assets From Capital Transactions	(1,256,791,276)	155,323,507
Increase (Decrease) in Net Assets	(1,254,359,758)	161,707,612

Net Assets:
Beginning of year	2,814,920,893	2,653,213,281
End of year	$1,560,561,135	$2,814,920,893

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Annual Report	53

Financial highlights

For the years ended August 31:
	2012	2011	2010	2009	2008

Net assets, end of year (millions)	$1,561	$2,815	$2,653	$2,609	$2,710
Total return, based on NAV[1]	0.11%	0.23%	0.17%	1.22%	2.54%

Ratios to average net assets:
Gross expenses	0.17%	0.16%	0.16%	0.16%	0.16%
Net expenses[2,3,4]	0.15	0.15	0.15	0.15	0.15
Net investment income	0.12	0.23	0.18	1.23	2.49

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

54	Tax Free Reserves Portfolio 2012 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender

Tax Free Reserves Portfolio 2012 Annual Report	55

offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,566,682,615	—	$1,566,682,615

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net

56	Tax Free Reserves Portfolio 2012 Annual Report

Notes to financial statements (cont’d)

asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2012 no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Tax Free Reserves Portfolio 2012 Annual Report	57

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2012, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the year ended August 31, 2012, fees waived and/or expenses reimbursed amounted to $483,332.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United

58	Tax Free Reserves Portfolio 2012 Annual Report

Notes to financial statements (cont’d)

States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Tax Free Reserves Portfolio 2012 Annual Report	59

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Tax Free Reserves Portfolio, a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 18, 2012

60	Tax Free Reserves Portfolio

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Tax Free Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, 49th Floor, New York, New York 10018. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Portfolio at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)
A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Tax Free Reserves Portfolio	61

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)
Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

62	Tax Free Reserves Portfolio

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

Tax Free Reserves Portfolio	63

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:
R. Jay Gerken[3]
Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	159
Other board memberships held by Trustee during past five years	None
Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

64	Tax Free Reserves Portfolio

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)
Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)
Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

Tax Free Reserves Portfolio	65

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)
James Crowley Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010)
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Portfolio, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2011 and August 31, 2012 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $225,200 in 2011 and $28,000 in 2012.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $4,000 in 2011 and $0 in 2012. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Master Portfolio Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $12,800 in 2011 and $14,306 in 2012. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2011 and 2012; Tax Fees were 100% and 100% for 2011 and 2012; and Other Fees were 100% and 100% for 2011 and 2012.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2012.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	October 25, 2012

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer
Master Portfolio Trust

Date:	October 25, 2012